Loss Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Loss Per Share

NOTE 6 – Loss Per Share

The following data show the amounts used in computing loss per share and the effect on income and the weighted average number of shares of dilutive potential common stock for the periods ended December 31, 2017 and 2016:

	Year Ended December 31
	2017	2016

Loss from continuing
Operations available to
Common stockholders (numerator)	$(4,577,516)	$(2,196,834)

Weighted average number of
common shares Outstanding
used in loss per share during
the Period (denominator)	4,403,479	3,125,022

Dilutive loss per share was not presented as the Company’s outstanding warrants, stock options and note conversion features common equivalent shares for the periods presented would have had an anti-dilutive effect. At December 31, 2017 the Company had outstanding 1,434,000 warrants which could be converted to 1,434,000 shares of common stock, a $100,000 note payable convertible into 50,000 shares of common stock, and 299,938 stock options exercisable for 299,938 shares of common stock resulting in a potential total additional 1,783,938 common stock shares outstanding in the future.